UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                Information Required of Institutional Investment
             Managers Pursuant to Section 13 (f) of the Securities
                   Exchange Act of 1934 and Rules Thereunder

                  Adopted in Release No. 34-14852, (P.81,610),
                         June 15, 1978, 43 F.R. 26700}

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/01

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bowman Capital Management, L.P.
Address: 1875 South Grant Street, Suite 600
         San Mateo, California 94402


13F File Number: 34-14852

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete, it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all amended items, statements and schedules remain true, correct and complete as previously filed.

Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Mateo and State of California on the 12th day of February 2002.

Name and 13F file number of ALL Institutional Investment managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order)

13F file number will be assigned to Institutional Investment managers after they file their first report.

Name            13F File No.:
1. None*


Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas Pindelski
Title:    Chief Operating Officer

Phone:    650-287-2263


Signature, Place, and Date of Signing:

           Thomas Pindelski        San Mateo, California       February 12, 2002

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

* Bowman Capital Management, L.P. is deemed to exercise sole investment discretion with respect to securities held by the investment partnership which it serves as the general partner. Accordingly, such investment partnership has no separate requirements pursuant to Rule 13F-1.

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
                                                                                                                 Voting Authority
                                                              Value      Shares/ Sh/ Put/ Invstmt            -----------------------
      Name of Issuer         Title of class   CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers      Sole   Shared   None
---------------------------  --------------   ---------    ---------    -------- --  ---- ------- --------   -------   ------   ----
ADC TELECOMMUNICATIONS INC    Common Stocks   000886101         2          10115 SH        Sole                10115
ADVANCED MICRO DEVICES        Common Stocks   007903107      4756         299900 SH        Sole               299900
ALCATEL SA -SPONSORED ADR     ADR Stocks      013904305     10221         617611 SH        Sole               617611
ARAMARK CORP-CL B             Common Stocks   038521100       538          20000 SH        Sole                20000
ASHFORD.COM INC               Common Stocks   044093102         0            905 SH        Sole                  905
AVANEX CORP                   Common Stocks   05348W109      4220         715200 SH        Sole               715200
AVICI SYSTEMS INC             Common Stocks   05367L109        20           6789 SH        Sole                 6789
BEA SYSTEMS INC               Common Stocks   073325102      4155         269800 SH        Sole               269800
BELL MICROPRODUCTS INC        Common Stocks   078137106      7047         558400 SH        Sole               558400
BROADCOM CORP-CL A            Common Stocks   111320107      2038          49867 SH        Sole                49867
BROCADE COMMUNICATIONS SYS    Common Stocks   111621108     14894         449700 SH        Sole               449700
CIENA CORP                    Common Stocks   171779101     13467         941100 SH        Sole               941100
CISCO SYSTEMS INC             Common Stocks   17275R102     53413        2949357 SH        Sole              2949357
CORNING INC                   Common Stocks   219350105     18367        2059100 SH        Sole              2059100
CRITICAL PATH INC             Common Stocks   22674V100         1            398 SH        Sole                  398
DELL COMPUTER CORP            Common Stocks   247025109    106421        3915400 SH        Sole              3915400
DITECH COMMUNICATIONS CORP    Common Stocks   25500M103         0             60 SH        Sole                   60
DOCUMENTUM INC                Common Stocks   256159104     18749         863200 SH        Sole               863200
DOUBLECLICK INC               Common Stocks   258609304      1226         108100 SH        Sole               108100
EMC CORP                      Common Stocks   268648102     39448        2935100 SH        Sole              2935100
EMULEX CORP                   Common Stocks   292475209     11924         301800 SH        Sole               301800
HEWLETT-PACKARD CO.           Common Stocks   428236103     22416        1091321 SH        Sole              1091321
I3 MOBILE INC                 Common Stocks   465713105         1            795 SH        Sole                  795
INKTOMI CORP                  Common Stocks   457277101         9           1286 SH        Sole                 1286
INTEL CORP                    Common Stocks   458140100     75776        2409400 SH        Sole              2409400
INTERNET SECURITY SYSTEMS     Common Stocks   46060X107      3546         110600 SH        Sole               110600
INTERSIL HOLDING CORP         Common Stocks   46069S109      5641         174900 SH        Sole               174900
INTL BUSINESS MACHINES CORP   Common Stocks   459200101    155071        1282000 SH        Sole              1282000
JDS UNIPHASE CORP             Common Stocks   46612J101     10759        1239520 SH        Sole              1239520
JUNIPER NETWORKS INC          Common Stocks   48203R104     10338         545519 SH        Sole               545519
KANA SOFTWARE INC             Common Stocks   483600102         7            344 SH        Sole                  344
LAWSON SOFTWARE               Common Stocks   520780107       323          20500 SH        Sole                20500
LEGATO SYSTEMS INC            Common Stocks   524651106      1621         125000 SH        Sole               125000
LINEAR TECHNOLOGY CORP        Common Stocks   535678106     19510         499750 SH        Sole               499750
MAGMA DESIGN AUTOMATION       Common Stocks   559181102       924          30500 SH        Sole                30500
MARVELL TECHNOLOGY GROUP LTD  Common Stocks   G5876H105     23826         665150 SH        Sole               665150
MICROSOFT CORP                Common Stocks   594918104     65270         985200 SH        Sole               985200
NEOFORMA.COM INC              Common Stocks   640475505         3             87 SH        Sole                   87
NETEGRITY INC                 Common Stocks   64110P107      2434         125700 SH        Sole               125700
NETSCREEN TECHNOLOGIES INC    Common Stocks   64117V107      1173          53000 SH        Sole                53000
NIKU CORP                     Common Stocks   654113109       118          72100 SH        Sole                72100
NOKIA CORP -SPON ADR          ADR Stocks      654902204     10579         431250 SH        Sole               431250
NVIDIA CORP                   Common Stocks   67066G104    228283        3412300 SH        Sole              3412300
ONI SYSTEMS CORP              Common Stocks   68273F103         6            992 SH        Sole                  992
OPENWAVE SYSTEMS INC          Common Stocks   683718100         7            693 SH        Sole                  693
ORACLE CORPORATION            Common Stocks   68389X105     50540        3659680 SH        Sole              3659680
PEOPLESOFT INC                Common Stocks   712713106     21901         544800 SH        Sole               544800
PINNACLE SYSTEMS INC          Common Stocks   723481107      1191         150000 SH        Sole               150000
QLOGIC CORP                   Common Stocks   747277101      3641          81800 SH        Sole                81800
QUALCOMM INC                  Common Stocks   747525103     45994         910770 SH        Sole               910770
QWEST COMMUNICATIONS INTL     Common Stocks   749121109      9319         659500 SH        Sole               659500
RF MICRO DEVICES INC          Common Stocks   749941100      5888         306200 SH        Sole               306200
RIVERSTONE NETWORKS INC       Common Stocks   769320102      5325         320800 SH        Sole               320800
SIEBEL SYSTEMS INC            Common Stocks   826170102     60588        2165400 SH        Sole              2165400
SIEMENS AG-SPONS ADR          ADR Stocks      826197501      7203         110000 SH        Sole               110000
SOLECTRON CORP                Common Stocks   834182107     16601        1471721 SH        Sole              1471721
SPRINT CORP (PCS GROUP)       Common Stocks   852061506      9481         388400 SH        Sole               388400
SUN MICROSYSTEMS INC          Common Stocks   866810104     95131        7734200 SH        Sole              7734200
SUPPORT.COM INC               Common Stocks   868587106      9271        1478577 SH        Sole              1478577
SYCAMORE NETWORKS INC         Common Stocks   871206108        51           9450 SH        Sole                 9450
SYMANTEC CORP                 Common Stocks   871503108     41211         621300 SH        Sole               621300
VERISIGN INC                  Common Stocks   92343E102     45009        1183200 SH        Sole              1183200
VERITAS SOFTWARE CORP         Common Stocks   923436109     60359        1346400 SH        Sole              1346400
WORLDCOM INC-MCI GROUP        Common Stocks   98157D304       250          19700 SH        Sole                19700
YOUTHSTREAM MEDIA NETWORKS IN Common Stocks   987819109         2           1392 SH        Sole                 1392

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